Consolidated Statement of Financial Position ₨ in Thousands, $ in Thousands	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Assets
Property, plant and equipment	₨ 32,210,394	$ 386,337	₨ 22,306,077
Right of Use Assets	7,257,692	87,050	5,689,423
Intangible assets	641,862	7,699	622,688
Other assets	4,256,687	51,055	4,540,098
Deferred contract costs	9,433	113	12,157
Other investments	1,203,862	14,439	1,044,020
Deferred tax assets	1,197,320	14,361	865,638
Total non-current assets	46,777,250	561,054	35,080,101
Inventories	3,393,317	40,700	1,941,923
Trade and other receivables, net	14,103,185	169,156	14,615,606
Contract assets	26,536	318	52,581
Deferred contract costs	161,845	1,941	127,566
Prepayments for current assets	685,529	8,222	741,129
Restricted cash	440,445	5,283	1,194,787
Other Bank Deposits	1,288,700	15,457	0
Cash and cash equivalents	4,105,489	49,242	3,650,446
Total current assets	24,205,046	290,319	22,324,038
Total assets	70,982,296	851,373	57,404,139
Equity
Share capital	1,846,146	22,143	1,841,168
Other Equity	2,723,924	32,671	0
Share premium	19,732,786	236,678	19,685,143
Share based payment reserve	352,514	4,228	361,184
Other components of equity	44,186	530	53,094
Accumulated deficit	(6,625,962)	(79,472)	(6,794,901)
Total equity attributable to equity holders of the Company	18,073,594	216,778	15,145,688
Liabilities
Borrowings	23,349,863	280,062	15,817,634
Lease liabilities	2,662,988	31,940	1,866,176
Employee benefits	159,949	1,918	129,903
Contract liabilities	3,053,428	36,623	2,323,958
Other liabilities	53,945	647	55,877
Total non-current liabilities	29,280,173	351,190	20,193,548
Borrowings	6,665,085	79,942	5,710,355
Lease Liabilities	379,851	4,556	585,003
Bank overdraft	486,888	5,840	951,504
Trade and other payable	14,012,773	168,072	12,845,558
Contract liabilities	2,083,932	24,995	1,972,483
Total current liabilities	23,628,529	283,405	22,064,903
Total liabilities	52,908,702	634,595	42,258,451
Total equity and liabilities	₨ 70,982,296	$ 851,373	₨ 57,404,139